Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments under all non-cancelable operating leases
(in thousands)
2021 (remaining six months)	$276
2022	849
2023	874
2024	900
2025	151
Total	$3,050

Years ending December 31:
2021	$340,325
2022	848,602
2023	874,060
2024	900,281
2025	150,779
Thereafter	—
Total	$3,114,047